Exhibit A



Pioneer Series Trust V
60 State Street
Boston, Massachusetts 02110


	                                             January 10, 2014


VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549


      Re: Pioneer Series Trust V (File Nos. 333-129005; 811-21823) Registration Statement on Form N-1A

Ladies and Gentlemen:

In connection with the review by the Staff of the Securities and Exchange Commission (the "Commission") of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A for Pioneer Series Trust V relating to Pioneer Absolute Return Bond Fund, filed on October 4, 2013, the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the Staff:

(a) the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

(b) Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c) the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


                                             Sincerely,

                                             Pioneer Series Trust V


                                             By:  /s/ Christopher J. Kelley
                                                  ---------------------------
                                                  Name: Christopher J. Kelley
                                                  Title: Secretary